                                                          WELLS
                                                          FARGO

                                                          FUNDS





         Annual Report

         M O N E Y   M A R K E T   T R U S T S




                                              March 31, 2000



                            [GRAPHIC]



                                         CALIFORNIA TAX-FREE MONEY MARKET TRUST
                                         MONEY MARKET TRUST
                                         NATIONAL TAX-FREE MONEY MARKET TRUST

                                                             MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDER..........................................................1
---------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
---------------------------------------------------------------------

  CALIFORNIA TAX-FREE MONEY MARKET TRUST.......................................2

  MONEY MARKET TRUST...........................................................4

  NATIONAL TAX-FREE MONEY MARKET TRUST.........................................6

PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------

  CALIFORNIA TAX-FREE MONEY MARKET TRUST.......................................8

  MONEY MARKET TRUST..........................................................12

  NATIONAL TAX-FREE MONEY MARKET TRUST........................................14

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENTS OF ASSETS AND LIABILITIES........................................19

  STATEMENTS OF OPERATIONS....................................................20

  STATEMENTS OF CHANGES IN NET ASSETS.........................................21

  FINANCIAL HIGHLIGHTS........................................................22

NOTES TO FINANCIAL HIGHLIGHTS.................................................24
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NOTES TO FINANCIAL STATEMENTS.................................................25
---------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT..................................................28
---------------------------------------------------------------------

TAX INFORMATION...............................................................29
---------------------------------------------------------------------

LIST OF ABBREVIATIONS.........................................................30
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              NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE

                                                             MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

   For investors, the past year was unpredictable. It was a period characterized by rapidly shifting markets and unprecedented volatility.
   During the 12-month period ended March 31, 2000, blue chip stocks soared to a record high, only to surrender their gains following a series of interest rate hikes that sent the Dow Jones Industrial Average (the "Dow") into a tailspin. After a March rally, the Dow recovered most of its losses, yet still remained down for the year.
   In contrast, the Nasdaq Composite Index shattered the 5,000 barrier led by the turbocharged performance of technology stocks -- particularly genetics, semiconductor and communications stocks. Technology reigned for several months, while all other sectors scrambled for attention. That changed when the technology bubble burst in late March, sparking a sell-off that pounded speculative issues and left many investors concerned about the viability of many "New Economy" stocks.

WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------
   Concerned about the potential for a run-up in inflation, the Federal Reserve Board (the "Fed") chose to raise interest rates five times over the fiscal year, with each hike coming in 0.25% increments. Rising interest rates have helped the Fund's investors capture additional yields on the short-term securities within each portfolio. And, because we believe that the Fed may be planning additional rate increases in coming months, our fund managers presently intend to keep the average maturity of their portfolios relatively short to take advantage of higher yields.
   At the same time, our money market funds, which maintained their $1 per share price throughout the period, continued to provide investors with a safe, stable and convenient place to hold cash while evaluating other potential investment opportunities.

INVESTING IN AN UPSIDE-DOWN MARKET
--------------------------------------------------------------------------------
   With dramatic market fluctuations becoming standard events, many investors are justifiably worried about the market's outlook. So what should you do amid uncertainty? The first thing to remember is to think long term. Over time, the market will regain its balance.
   More importantly, investors should stick with a clearly defined strategy of buying and holding a diversified portfolio of stocks, bonds and cash. If you adhere to your long-term strategy, you won't be as vulnerable to a downturn in one sector. Chances are that your overall returns will be more steady over time as well. The fact is, diversification is an effective strategy that investors can use to their advantage in virtually any market environment.
   In closing, thank you for investing with Wells Fargo Funds. With 61 mutual funds and more than $61 billion in mutual fund assets (as of February 29, 2000), we offer a complete array of mutual funds designed to meet most any investor need -- in any market environment.

  Sincerely,

    /s/ Michael J. Hogan                        /s/ W. Rodney Hughes
    MICHAEL J. HOGAN                            W. RODNEY HUGHES
    EXECUTIVE VICE PRESIDENT,                   PRESIDENT,
    WELLS FARGO BANK, N.A.                      WELLS FARGO FUNDS

MONEY MARKET TRUSTS                                       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo California Tax-Free Money Market Trust (the "Trust") seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity, by investing in high-quality, short-term, U.S. dollar denominated money market instruments, primarily municipal obligations.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management

FUND MANAGER
  Kevin Shaughnessy

INCEPTION DATE
  05/02/97

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Trust underperformed its benchmark, the 90-Day Treasury Bill(1), for the fiscal year ended March 31, 2000, with a return of 2.93%(2) versus 5.27% for the benchmark. However, the Trust outperformed the Lipper California Tax-Exempt Money Market Funds Average(3), which returned 2.54% for the period.
   During the period, the Federal Reserve Board (the "Fed") maintained its monetary tightening policy by raising interest rates five times, each coming in 0.25% increments. Given the short-term nature of the Trust's investments, as items matured within the Trust they were reinvested at higher yields. In addition to shorter maturing items, the Trust held roughly 55% of its position in floating rate notes late in the period. These positions also helped performance, while longer-maturity, fixed-rate notes hurt performance.
   The early part of the second quarter of each year is usually characterized by higher interest rates driven by large cash outflows from money market funds used to pay income taxes. This presents an opportunity to increase exposure to longer-maturity, fixed-rate notes for the Trust at attractive yields. With the Trust's large position in floating rate notes, it is positioned to potentially do well in a rising interest rate environment.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fed is expected to continue to tighten monetary policy in an effort to slow economic growth. Given its large position in floating rate notes, the Trust has the potential to benefit from these anticipated interest rate increases. The volatility in the stock and bond markets may also affect the Trust by creating cash inflows during market sell-offs causing the Trust's yields to fall, and outflows during market rallies causing the Trust's yield to rise.

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Trust and are described in the Trust Statement of Additional Information. An investment in a Wells Fargo money market Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market Trusts seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for the Wells Fargo California Tax-Free Money Market Trust for periods prior to November 8, 1999, reflects performance of the Stagecoach California Tax-Free Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.
(3) Source: Lipper Analytical Services, Inc. The Lipper California Tax-Exempt Money Market Funds Average is an average of funds that invest in municipal obligations with dollar-weighted average maturities of less than 90 days. You cannot invest directly in a Lipper average.
2

PERFORMANCE HIGHLIGHTS                                       MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                     6-Month  1-Year  Since Inception
TRUST                                  1.50    2.93           3.04

LIPPER CALIFORNIA TAX-EXEMPT MONEY
  MARKET FUNDS AVERAGE                 1.30    2.54

90-DAY TREASURY BILL                   2.82    5.27

  FUND YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD                                 3.19%

7-DAY COMPOUND YIELD                                3.23%

30-DAY SIMPLE YIELD                                 3.13%

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

WEIGHTED AVERAGE MATURITY                           45 DAYS

NUMBER OF HOLDINGS                                      136

  PORTFOLIO COMPOSITION(4)
  (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Municipal Bonds               26%

Floating/Variable Rate Bonds  74%

  MATURITY DISTRIBUTION
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 1-2 DAYS    9%
 3-14 DAYS   59%

15-29 days    1%

30-59 days    2%

60-89 days    1%

90-179 days  21%

180+ days     7%

--------------------------------------------------------------------------------

(4)  Portfolio holdings are subject to change.

MONEY MARKET TRUSTS                                       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

MONEY MARKET TRUST

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Money Market Trust (the "Trust") seeks to provide investors with current income, and stability of principal.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management

FUND MANAGER
  Michael Neitzke

INCEPTION DATE
  09/17/90

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Trust outperformed against its benchmark, the 90-Day Treasury Bill(1), for the fiscal year ended March 31, 2000, with a return of 5.43%(2) versus 5.27% for the benchmark. During the period, the Trust also outperformed its peer group, the Lipper Money Market Funds Average(3), which returned 4.72%.
   Rising interest rates fueled the Trust's strong performance. During the past year the Federal Reserve Board raised short-term interest rates five times -- with each rate increase coming in 0.25% increments -- to offset inflationary pressures and curb the nation's fast-growing economy. Over the year, the Federal Funds Rate, the most sensitive indicator of the direction of interest rates, increased from 4.75% to 6%.
   The series of rate hikes also sent yields on short-term securities higher, which created opportunities to add yields to the portfolio. And as rates rose, the Trust's management team also selectively invested in longer-term securities to capture increasingly higher yields. They achieved these favorable results while maintaining a core position among securities that mature within a one- to three-month range.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   With additional rate increases forecast during the year, the Trust's management team will continue to take advantage of higher-yielding, short-term securities and purchase longer-term securities that offer attractive values. However, the Trust is consistently managed to maintain a stable asset value of $1 per share given any level of volatility.

--------------------------------------------------------------------------------

  Money market Trusts are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Trust and are described in the Trust's Statement of Additional Information. An investment in a Wells Fargo money market Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market Trusts seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for the Wells Fargo Money Market Trust for periods prior to November 8, 1999, reflects performance of the Stagecoach Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.
(3) Source: Lipper Analytical Services, Inc. The Lipper Institutional Money Market Funds average is an average of funds that invest in high quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days. You cannot invest directly in a Lipper average. 4

PERFORMANCE HIGHLIGHTS                                       MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                6-Month  1-Year   5-Year   Since Inception
TRUST                             2.85     5.43     5.51           4.93

LIPPER MONEY MARKET FUNDS
  AVERAGE(3)                      2.50     4.72     4.93

90-DAY TREASURY BILL              2.82     5.27     5.17

FUND YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD                                 6.02%

7-DAY COMPOUND YIELD                                6.18%

30-DAY SIMPLE YIELD                                 5.89%

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

WEIGHTED AVERAGE MATURITY                           63 DAYS

NUMBER OF HOLDINGS                                    40

  PORTFOLIO COMPOSITION(4)
  (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Commercial Paper              53%

Certificates of Deposits      20%

Corporate Bonds               10%

Repurchase Agreements          9%

Floating/Variable Rate Bonds   8%

  MATURITY DISTRIBUTION
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

3-14 days    37%

30-59 days   27%

15-29 days   13%

180+ days    12%

90-179 days   7%

60-89 days    3%

1-2 days      1%

--------------------------------------------------------------------------------

(4)  Portfolio holdings are subject to change.

MONEY MARKET TRUSTS                                       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo National Tax-Free Money Market Trust (the "Trust") seeks to provide investors with a high level of income exempt from federal income taxes consistent with preservation of capital and the maintenance of liquidity.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management

FUND MANAGERS
  Dave Sylvester
  Laurie White
  Robert Leuty

INCEPTION DATE
  11/10/97

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Trust underperformed its benchmark, the 90-Day Treasury Bill(1), for the fiscal year ended March 31, 2000, with a return of 3.30%(2) compared to 5.27% for the benchmark. During the period, the Trust outperformed its peer group, the Lipper Tax-Exempt Money Market Funds Average(3), which returned 2.83%.
   Fixed-income securities of shorter maturities experienced rising yields throughout most of the 12-month period as the Federal Reserve Board raised interest rates five times -- with each rate increase coming in 0.25% increments -- in an attempt to slow the booming economy. The Trust's managers looked for opportunities to increase average yield in the Trust by buying 9 to 12-month securities when those securities were attractive relative to other maturity sectors. Because of this strategy, the Trust had a longer average maturity than most within its peer group, the Lipper Tax-Exempt Money Market Funds Average(3),during the quarter, and it benefited from that strategy.
   Cash flow was volatile, especially late in the period, as shareholders prepared to pay taxes. The Trust increased liquidity in anticipation of such cash outflows, which translated into lower yields. More than 70% of the Trust was positioned in Variable Rate Demand Notes during the quarter. A dramatic rise in these short rates would likely enhance the yield in the Trust. If the short rates were to precipitously fall, the Trust's yield would decline.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Additional rate increases are forecast for the remainder of the year. The Trust is consistently managed to maintain a stable asset value of $1 per share given any level of volatility.

--------------------------------------------------------------------------------

  Money market Trusts are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Trust and are described in the Trust's Statement of Additional Information. An investment in a Wells Fargo money market Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market Trusts seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has waived all or a portion of its management fees or assumed responsibility for other expenses pursuant to a contract with the Fund, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. The contract's minimum period is through November 8, 2000, and continues thereafter unless the Board of Trustees acts to alter or remove the waivers.
  Performance shown for the Wells Fargo National Tax-Free Money Market Trust for periods prior to November 8, 1999, reflects performance of the Stagecoach National Tax-Free Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.
(3) Source: Lipper Analytical Services, Inc. The Lipper Tax-Exempt Money Market Funds average is an average of funds that invest in municipal obligations with dollar-weighted average maturities of less than 90 days. You cannot invest directly in a Lipper average.
6

PERFORMANCE HIGHLIGHTS                                       MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                     6-Month  1-Year  Since Inception
TRUST                                  1.73    3.30           3.26

LIPPER TAX-EXEMPT MONEY MARKET
  FUNDS AVERAGE                        1.50    2.83

90-DAY TREASURY BILL                   2.82    5.27

FUND YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD                        3.73%

7-DAY COMPOUND YIELD                       3.78%

30-DAY SIMPLE YIELD                        3.66%

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

WEIGHTED AVERAGE MATURITY                 48 DAYS

NUMBER OF HOLDINGS                           98

  PORTFOLIO COMPOSITION(4)
  (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Floating/Variable Rate Notes/Bonds        65%

Municipal Bonds                           23%

Floating/Variable Rate Notes/Bonds AMT    12%

  MATURITY DISTRIBUTION
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

3-14 days    61%

1-2 days     15%

180+ days    12%

90-179 days   8%

30-59 days    3%

15-29 days    1%

--------------------------------------------------------------------------------

(4)  Portfolio holdings are subject to change.

MONEY MARKET TRUSTS                   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                             MATURITY
PRINCIPAL    SECURITY NAME                   INTEREST RATE    DATE+        VALUE
CALIFORNIA MUNICIPAL SECURITIES - 83.53%
$ 4,500,000  BIG BEAR LAKE CA INDUSTRIAL
             REVENUE SOUTHWEST GAS
             CORPORATION AMT SERIES A
             LOC - UNION BANK OF
             SWITZERLAND                          3.30%      12/01/28   $  4,500,000
  4,130,000  BUTTE COUNTY CA OFFICE OF
             EDUCATIONAL TAX & REVENUE            4.25       11/16/00      4,144,805
 12,000,000  CALIFORNIA COMMUNITY COLLEGE
             FINANCING AUTHORITY SERIES A         4.00       06/30/00     12,025,460
  2,790,000  CALIFORNIA HEALTH FACILITIES
             FINANCING AUTHORITY REVENUE
             HOSPITAL ADVENTIST SERIES C          3.45       09/01/15      2,790,000
  3,240,000  CALIFORNIA HFA REVENUE AMT
             SERIES 83                            3.51       08/01/25      3,240,000
  5,000,000  CALIFORNIA HOUSING FINANCE
             AGENCY REVENUE SERIES C              3.35       08/01/31      5,000,000
  1,000,000  CALIFORNIA HOUSING FINANCING
             AGENCY REVENUE SERIES D              3.20       04/30/00      1,000,000
 11,260,000  CALIFORNIA HOUSING FINANCING
             AGENCY REVENUE SERIES E              3.40       08/01/00     11,260,000
  2,120,000  CALIFORNIA HOUSING FINANCING
             AGENCY REVENUE SERIES J              3.20       08/01/20      2,120,000
  1,950,000  CALIFORNIA PUBLIC CAPITAL
             IMPROVEMENTS FINANCING
             AUTHORITY REVENUE                    4.00       03/01/18      1,950,000
 19,840,000  CALIFORNIA SCHOOL CASH RESERVE
             PROGRAM SERIES A                     4.00       07/03/00     19,881,109
  1,500,000  CALIFORNIA SCHOOL FACILITIES
             COP SERIES A                         3.30       07/01/22      1,500,000
  1,195,000  CALIFORNIA SCHOOL FACILITIES
             FINANCING CORPORATION SERIES B
             BAYERISCHE                           3.30       07/01/24      1,195,000
  3,560,000  CALIFORNIA STATE COP SERIES L        3.36       11/01/07      3,560,000
  1,525,000  CALIFORNIA STATE DEPARTMENT OF
             WATER RESERVE PROJECT REVENUE        3.40       12/01/13      1,525,000
  1,580,000  CALIFORNIA STATE GO                  3.00       03/01/21      1,580,000
  4,720,000  CALIFORNIA STATE GO                  3.36       12/01/17      4,720,000
  4,000,000  CALIFORNIA STATE GO                  3.36       12/01/18      4,000,000
  5,505,000  CALIFORNIA STATE GO                  5.00       10/01/00      5,546,062
  7,250,000  CALIFORNIA STATE GO                 11.00       03/01/01      7,718,307
  1,345,000  CALIFORNIA STATE GO SERIES 9         3.46       12/01/23      1,345,000
  3,595,000  CALIFORNIA STATE GO SERIES A-9       3.85       03/01/02      3,595,000
 30,000,000  CALIFORNIA STATE GO SERIES A39       4.00       06/30/00     30,000,000
  2,660,000  CALIFORNIA STATE GO SMITH
             BARNEY EAGLES TRUST SERIES 94
             MBIA INSURED                         3.46       09/01/03      2,660,000
  5,000,000  CALIFORNIA STATE PCFA SHELL
             OIL CO PROJECT SERIES A              3.40       10/01/10      5,000,000
    700,000  CALIFORNIA STATE PCFA SOLID
             WASTE DISPOSAL REVENUE COLMAC
             ENERGY PROJECT SERIES A LOC -
             SWISS BANK AMT                       3.25       12/01/16        700,000
  1,000,000  CALIFORNIA STATE PCFA SOLID
             WASTE DISPOSAL REVENUE SHELL
             OIL COMPANY MARTINEZ PROJECT
             AMT AMBAC INSURED                    3.35       12/01/24      1,000,000
  5,100,000  CALIFORNIA STATE PCR MBIA
             INSURED                              3.85       06/01/10      5,100,000
  7,400,000  CALIFORNIA STATE PCR SIERRA
             PACIFIC INDUSTRIES                   3.25       02/01/13      7,400,000
 10,400,000  CALIFORNIA STATE PUBLIC WORKS        3.46       09/01/17     10,400,000
  3,050,000  CALIFORNIA STATE PUBLIC WORKS
             BOARD LEASE REVENUE SERIES 210       3.96       01/01/11      3,050,000
 11,500,000  CALIFORNIA STATE PUBLIC WORKS
             BOARD LEASE REVENUE SERIES D         3.36       12/01/15     11,500,000
  6,000,000  CALIFORNIA STATE REVENUE
             ANTICIPATION NOTES SERIES A          4.00       06/30/00      6,009,865
  3,130,000  CALIFORNIA STATEWIDE COMMUNITY
             DEVELOPMENT AUTHORITY                3.61       12/01/41      3,130,000
  3,515,000  CALIFORNIA STATEWIDE COMMUNITY
             DEVELOPMENT AUTHORITY SERIES
             151                                  3.41       08/01/11      3,515,000
  5,000,000  CALIFORNIA STATEWIDE COMMUNITY
             DEVELOPMENT TAX REVENUE
             ANTICIPATION NOTES SERIES A-1        4.00       06/30/00      5,009,547
 12,000,000  CALIFORNIA STATEWIDE COMMUNITY
             DEVELOPMENT TAX REVENUE
             ANTICIPATION NOTES SERIES C-2        4.00       09/29/00     12,026,053
  2,835,000  CALIFORNIA STATEWIDE MFHR            3.61       05/01/30      2,835,000
  3,000,000  CENTRAL VALLEY CA SCHOOLS
             FINANCING AUTHORITY REVENUE          4.00       01/26/01      3,000,000
  2,000,000  CHULA VISTA CA CHARTER CITY
             REVENUE HOME DEPOT
             INCORPORATED                         3.25       12/01/10      2,000,000
  2,000,000  CITY OF CHULA VISTA GO               3.45       06/07/00      2,000,000
  3,000,000  CONTRA COSTA WATER SYSTEM
             REVENUE                              3.10       07/06/00      3,000,000
  2,500,000  ELSINORE VALLEY CA WATER
             SYSTEM REVENUE                       3.20       07/01/29      2,500,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                   MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                             MATURITY
PRINCIPAL    SECURITY NAME                   INTEREST RATE    DATE+        VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$   400,000  FREMONT CA MFHR CREEKSIDE
             VILLAGE APARTMENTS LOC -
             NATIONAL WESTMINSTER BANK PLC        3.20%      09/01/07   $    400,000
  1,000,000  GOLDEN EMPIRE SCHOOLS
             FINANCING AUTHORITY KERN HIGH
             SCHOOL DISTRICT SERIES A             3.15       12/01/24      1,000,000
  1,300,000  IRVINE CA DEVELOPMENT REVENUE        3.20       09/02/11      1,300,000
  5,000,000  IRVINE CA IMPROVEMENT BOND ACT
             1915                                 3.40       09/02/23      5,000,000
  1,500,000  IRVINE CALIFORNIA IMPROVEMENT
             BOND                                 3.40       09/02/22      1,500,000
  1,700,000  IRVINE RANCH CA WATER DISTRICT       3.45       11/15/13      1,700,000
 10,000,000  IRVINE RANCH CA WATER DISTRICT
             LOC - BANK OF AMERICA                3.60       05/01/09     10,000,000
  3,200,000  LOS ANGELES CA CONVENTION &
             EXHIBITION CENTER AUTHORITY
             LEASE REVENUE                        4.00       08/15/18      3,200,000
  3,900,000  LOS ANGELES CA CONVENTION &
             EXHIBITION CENTER AUTHORITY
             LEASE REVENUE PA-88                  3.36       08/15/18      3,900,000
    900,000  LOS ANGELES CA DW&P                  3.20       02/01/10        900,000
  6,160,000  LOS ANGELES CA USD SERIES E-19       4.00       09/29/00      6,160,000
  2,500,000  LOS ANGELES CA WASTE                 3.10       07/06/00      2,500,000
  2,500,000  LOS ANGELES CA WASTEWATER
             SYSTEM REVENUE SERIES B
             PREREFUNDED                          7.15       06/01/20      2,563,980
  3,545,000  LOS ANGELES COUNTY CA
             METROPOLITAN TRANSPORTATION
             AUTHORITY SALES TAX REVENUE
             SERIES 106 FSA INSURED               3.41       07/01/28      3,545,000
  3,500,000  LOS ANGELES COUNTY CA PUBLIC
             WORKS FINANCING AUTHORITY
             REVENUE SERIES A62                   4.00       10/01/16      3,500,000
  2,000,000  LOS ANGELES COUNTY CA SCHOOL
             FINANCING AUTHORITY COP SERIES
             A                                    4.00       06/30/00      2,004,055
 12,000,000  LOS ANGELES COUNTY CA TAX
             REVENUE ANTICIPATION NOTES           4.00       06/30/00     12,018,311
    200,000  LOS ANGELES COUNTY CA
             TRANSPORTATION COMMISSION
             SALES TAX REVENUE FGIC INSURED       3.15       07/01/12        200,000
  1,000,000  LOS ANGELES COUNTY CAPITAL
             ASSET                                3.30       04/07/00      1,000,000
  2,810,000  LOS ANGELES USD                      3.50       07/01/19      2,810,000
  5,000,000  METROPOLITAN WATER DISTRICT
             SOUTHERN CALIFORNIA SERIES 116       3.40       07/01/21      5,000,000
  3,500,000  METROPOLITAN WATER DISTRICT
             SOUTHERN CALIFORNIA SERIES A         3.10       07/01/28      3,500,000
  1,855,000  METROPOLITAN WATER DISTRICT
             SOUTHERN CALIFORNIA SERIES
             SG-128                               3.36       07/01/30      1,855,000
  3,200,000  ORANGE COUNTY CA ALISO CREEK
             PROJECT SERIES B                     3.20       11/01/22      3,200,000
  1,800,000  ORANGE COUNTY CA APARTMENT
             DEVELOPMENT REVENUE SERIES U         3.15       11/01/09      1,800,000
  3,300,000  ORANGE COUNTY CA HFA NIGUEL
             SUMMIT APARTMENT LOC - BANK OF
             AMERICA                              3.10       11/01/09      3,300,000
  3,000,000  OTAY CA WATER DISTRICT COP
             CAPITAL PROJECTS                     3.20       09/01/26      3,000,000
  5,600,000  REGENTS OF UNIVERSITY OF
             CALIFORNIA                           3.25       04/04/00      5,600,000
  3,500,000  REGENTS OF UNIVERSITY OF
             CALIFORNIA                           3.40       05/02/00      3,500,000
  1,300,000  RIVERSIDE COUNTY CA COP SERIES
             A                                    3.30       12/01/15      1,300,000
  3,300,000  RIVERSIDE COUNTY CA IDA
             UNIVERSAL FOREST PROJECT             3.35       08/01/29      3,300,000
    500,000  SACRAMENTO CA MFHR SMOKETREE         3.20       04/15/10        500,000
  2,600,000  SACRAMENTO COUNTY CA
             ADMINISTRATION CENTER &
             COURTHOUSE PROJECT LOC - UNION
             BANK OF SWITZERLAND                  3.30       06/01/20      2,600,000
  2,000,000  SALINAS CA MFHR MARINER
             VILLAGE                              3.25       04/01/05      2,000,000
  1,000,000  SAN BERNARDINO COUNTY CA COP         3.36       08/01/28      1,000,000
  2,200,000  SAN BERNARDINO COUNTY CA COP
             HOUSING AUTHORITY REVENUE            3.20       07/01/15      2,200,000
  2,725,000  SAN BERNARDINO COUNTY CA MFHR
             ROSEWOOD APARTMENTS SERIES A         3.15       05/15/29      2,725,000
  5,670,000  SAN DIEGO CA COP                     3.36       08/01/28      5,670,000
  3,550,000  SAN DIEGO CA COP TAX REVENUE
             ANTICIPATION NOTES SERIES B          4.00       07/28/00      3,555,973
  2,000,000  SAN DIEGO CA LOCAL AREA
             GOVERNMENT COP SERIES C              4.50       09/29/00      2,009,908
  4,130,000  SAN DIEGO CA PUBLIC FACILITIES
             FINANCING AUTHORITY REVENUE
             SERIES SG 130                        3.66       05/15/29      4,130,000
  1,965,000  SAN DIEGO UNFUNDED                   3.50       07/07/00      1,965,000
 10,000,000  SAN FRANCISCO BAY GO                 2.75       04/06/00     10,000,000
  3,000,000  SAN FRANCISCO BAY GO                 3.10       05/04/00      3,000,000

MONEY MARKET TRUSTS                   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                             MATURITY
PRINCIPAL    SECURITY NAME                   INTEREST RATE    DATE+        VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$ 5,965,000  SAN FRANCISCO CA BART ABN AMRO
             MUNITOPS COP                         3.65%      12/05/07   $  5,965,000
  5,000,000  SAN FRANCISCO CA BART ABN AMRO
             MUNITOPS COP 1998-20                 3.05       07/05/06      5,000,000
    685,000  SAN FRANCISCO CA CITY & COUNTY
             FINANCE AUTHORITY REVENUE            3.30       09/01/06        685,000
  1,200,000  SAN FRANCISCO CA CITY & COUNTY
             REDEVELOPMENT AGENCY SOUTH
             HARBOR PROJECT                       3.60       12/01/16      1,200,000
  2,000,000  SAN FRANCISCO CA MFHR FILMORE
             CENTER APARTMENTS LOC -
             CITIBANK                             3.15       12/01/17      2,000,000
  2,880,000  SAN JOSE CA MFHR                     3.61       05/01/30      2,880,000
  2,000,000  SAN JOSE CA MFHR ALMADEN LAKE
             VILLAGE APARTMENT SERIES A           3.35       03/01/32      2,000,000
  1,300,000  SAN JOSE CA MFHR FAIRWAY GLEN
             SERIES A                             3.20       11/01/07      1,300,000
    500,000  SAN JOSE CA MULTIFAMILY
             HOUSING REVENUE AMT                  3.35       03/01/32        500,000
  2,600,000  SAN JOSE CA REDEVELOPMENT
             AGENCY PROJECT A                     3.30       07/01/26      2,600,000
  1,000,000  SAN JOSE CA REDEVELOPMENT
             AGENCY PROJECT B                     3.00       07/01/26      1,000,000
  3,500,000  SAN JOSE/SANTA CLARA CLEAN
             WATER FINANCING AUTHORITY            3.15       11/15/11      3,500,000
  5,200,000  SAN JUAN PROJECT REVENUE
             SERIES A                             3.30       07/01/22      5,200,000
  1,400,000  SANTA ANA CA INDUSTRIAL
             DEVELOPMENT AUTHORITY                3.35       11/01/18      1,400,000
    870,000  SANTA CLARA CA ELECTRIC
             REVENUE SERIES 85B LOC -
             NATIONAL WESTMINSTER BANK PLC        3.30       07/01/10        870,000
  2,800,000  SANTA CLARA CA TRANSIT SYSTEM
             LOC - SUMITOMO BANK LIMITED          3.25       06/01/15      2,800,000
 15,860,000  SANTA CLARA COUNTY CA SERIES
             A18 REGULATION D                     4.00       09/29/00     15,860,000
  5,000,000  SANTA CRUZ COUNTY CA TAX &
             REVENUE                              4.50       10/06/00      5,020,898
  2,421,000  SOUTHEAST CA REVENUE RECOVERY
             FACILITY SERIES A                    3.20       12/01/18      2,421,000
  1,781,000  SOUTHEAST RESOURCE RECOVERY
             FACILITY LEASE REVENUE SERIES
             B AMT                                3.25       12/01/18      1,781,000
  1,000,000  SOUTHERN CALIFORNIA PUBLIC
             POWER AUTHORITY REVENUE
             SPECIAL OBLIGATION SERIES B          5.40       07/01/00      1,005,032
  3,000,000  SOUTHERN CALIFORNIA PUBLIC
             POWER PALO VERDE PROJECT
             SERIES A                             4.00       07/01/00      3,004,612
  2,400,000  SOUTHERN CALIFORNIA STATE
             PUBLIC POWER AUTHORITY PALO
             VERDE PROJECT SERIES B AMBAC
             INSURED                              3.15       07/01/09      2,400,000
  2,000,000  TURLOCK CA COP IRRIGATION
             PROJECT SERIES A                     3.20       01/01/26      2,000,000
  1,080,000  TURLOCK CA IRRIGATION DISTRICT
             REVENUE SERIES A LOC -
             CANADIAN IMPERIAL BANK OF
             COMMERCE                             3.20       01/01/14      1,080,000
  6,000,000  UNIVERSITY OF CALIFORNIA
             REVENUE                              3.20       07/06/00      6,000,000
  1,245,000  VALLEJO CA MFHR HIGHLANDS            3.20       06/01/07      1,245,000
    900,000  VALLEJO CA MFHR REVENUE SERIES
             A                                    3.20       05/15/22        900,000
  2,100,000  VALLEJO CA MFHR REVENUE SERIES
             C                                    3.25       01/01/08      2,100,000

TOTAL CALIFORNIA MUNICIPAL SECURITIES (COST
$451,660,977)                                                            451,660,977
                                                                        ------------
PUERTO RICO MUNICIPAL SECURITIES - 15.70%
  3,120,000  PUERTO RICO COMMONWEALTH
             HIGHWAY & TRANSPORTATION
             AUTHORITY SERIES 88                  3.41       07/01/28      3,120,000
 14,400,000  PUERTO RICO COMMONWEALTH TAX &
             REVENUE                              4.50       07/30/00     14,434,324
  3,750,000  PUERTO RICO COMMONWEALTH
             HIGHWAY & TRANSPORTATION
             AUTHORITY REVENUE                    3.36       07/01/28      3,750,000
  1,400,000  PUERTO RICO COMMONWEALTH
             HIGHWAY & TRANSPORTATION
             AUTHORITY SERIES A AMBAC
             INSURED                              3.25       07/01/28      1,400,000
  3,720,000  PUERTO RICO COMMONWEALTH
             INFRASTRUCTURE FINANCING
             AUTHORITY SERIES 139                 3.41       07/01/28      3,720,000
  4,600,000  PUERTO RICO COMMONWEALTH
             SERIES 120 MBIA INSURED              3.41       07/01/23      4,600,000
  8,300,000  PUERTO RICO COMMONWEALTH
             SERIES A-1                           3.85       07/30/00      8,300,000
  2,295,000  PUERTO RICO ELECTRIC POWER
             AUTHORITY REVENUE                    3.36       07/01/07      2,295,000
  3,700,000  PUERTO RICO ELECTRIC POWER
             AUTHORITY REVENUE                    3.36       01/01/12      3,700,000
  2,000,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                     3.50       04/05/00      2,000,000
  1,300,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                     3.00       05/22/00      1,300,000
  3,159,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                     3.10       05/15/00      3,159,000
  3,814,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                     3.45       04/28/00      3,814,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                   MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                             MATURITY
PRINCIPAL    SECURITY NAME                   INTEREST RATE    DATE+        VALUE
PUERTO RICO MUNICIPAL SECURITIES (continued)
$ 4,000,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                     3.50%      04/26/00   $  4,000,000
  3,904,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                     3.60       08/29/00      3,904,000
  1,485,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                     3.65       10/18/00      1,485,000
  6,000,000  PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK                     3.70       08/09/00      6,000,000
  2,000,000  PUERTO RICO INFRASTRUCTURE
             FINANCING AUTHORITY REVENUE          3.36       07/01/28      2,000,000
  9,915,000  PUERTO RICO MUNICIPAL
             FINANCING AGENCY                     3.36       08/01/19      9,915,000
  2,000,000  PUERTO RICO PUBLIC FINANCING
             CORPORATION                          3.36       06/01/19      2,000,000

TOTAL PUERTO RICO MUNICIPAL SECURITIES
(COST $84,896,324) (NOTE 1)                                               84,896,324
                                                                        ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $536,557,301)* (NOTE 1)               99.23% $536,557,301
OTHER ASSETS AND LIABILITIES, NET            0.77     4,146,384
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $540,703,685
                                          -------  ------------
                                          -------  ------------

  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

General                28%
General Obligation     17%
Other                  12%
Water                   7%
Higher Education        5%
Multifamily Housing     5%
Development             5%
Facilities              4%
Single Family Housing   4%
Power                   4%
Education               3%
Transportation          2%
Pollution               2%
Medical                 1%
Utilities               1%

    Investment Categories Reflect Percentages of Investments in Securities.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET TRUSTS                   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
VARIABLE AND FLOATING RATE BONDS - 8.41%
$20,000,000  BEAR STEARNS                         6.19%       03/29/01     $ 20,000,000
 20,000,000  J.P. MORGAN & COMPANY                5.99        03/16/01       20,000,000
 20,000,000  MORGAN STANLEY DEAN WITTER &
             COMPANY                              6.00        03/16/01       20,000,000


TOTAL VARIABLE AND FLOATING RATE BONDS
(COST $60,000,000)                                                           60,000,000
                                                                           ------------
COMMERCIAL PAPER - 53.55%
 15,000,000  ANZ DEL INCORPORATED                 6.21{::}    09/07/00       14,602,267
 30,000,000  AQUINAS FUNDING                      4.23{::}    04/03/00       30,000,000
 20,000,000  ATLANTIS ONE FUNDING                 5.87{::}    05/17/00       19,854,556
 20,000,000  BAVARIA CORPORATION                  6.12{::}    06/20/00       19,735,233
 20,000,000  COMMERZBANK USA                      5.82{::}    05/17/00       19,855,778
 19,000,000  CONCORD MINUTE "B"                   4.84{::}    04/05/00       18,993,624
 20,000,000  GE CAPITAL SERVICES                  5.78{::}    05/08/00       19,885,278
 10,000,000  GOLDMAN SACHS GROUP
             INCORPORATED                         5.81{::}    05/10/00        9,939,156
 23,947,000  LEXINGTON PARKER CAPITAL             4.43{::}    04/04/00       23,943,075
 20,000,000  MORIARITY LIMITED                    5.81{::}    05/10/00       19,878,311
 23,000,000  OLD LINE FUNDING                     5.32{::}    04/10/00       22,973,614
 20,000,000  PREFERRED RECEIVABLES FUNDING        5.88{::}    05/22/00       19,838,300
 20,000,000  SALOMON SMITH BARNEY                 5.77{::}    05/05/00       19,894,933
 20,000,000  SHEFFIELD RECEIVABLES                6.05{::}    05/26/00       19,820,389
 20,000,000  SIGMA FINANCE                        6.46{::}    09/22/00       19,398,000
 20,000,000  SPECIAL PURPOSE A/R
             CORPORATION                          6.02{::}    05/19/00       19,844,111
 23,000,000  SURREY FUNDING                       3.95{::}    04/03/00       23,000,000
 15,595,000  SYDNEY CAPITAL                       5.77{::}    05/02/00       15,520,504
 25,000,000  THAMES ASSET CAPITAL                 5.59{::}    04/14/00       24,954,090

TOTAL COMMERCIAL PAPER (COST $381,931,219)                                  381,931,219
                                                                           ------------
CORPORATE BONDS & NOTES - 10.24%
 10,000,000  BANK OF AMERICA CORPORATION          6.16        04/05/00        9,999,978
 10,000,000  BETA FINANCE INCORPORATED            6.15        10/06/00       10,000,000
 10,000,000  CC USA                               6.77        03/15/01       10,000,000
 15,000,000  DORADA FINANCE                       6.79        03/15/01       15,000,000
  8,000,000  FIRST USA BANK                       5.99        09/21/00        7,998,926
  3,000,000  GOLDMAN SACHS GROUP
             INCORPORATED                         6.07        09/01/00        3,000,000
 10,000,000  TEXACO CAPITAL CORPORATION           5.11        05/03/00        9,999,445
  7,000,000  U.S. BANK N.A.                       5.92        10/02/00        6,997,332

TOTAL CORPORATE BONDS & NOTES (COST
$72,995,681)                                                                 72,995,681
                                                                           ------------
CERTIFICATES OF DEPOSIT - 19.52%
 20,000,000  ABN AMRO                             6.72        02/12/01       19,995,089
  5,000,000  CANADIAN IMPERIAL BANK OF
             COMMERCE                             6.57        01/29/01        4,998,434
 29,254,746  MARSHALL & ILSLEY GRAND CAYMAN       6.19        04/03/00       29,254,746
 30,000,000  NATEXIS BANQUE GRAND CAYMAN          6.44        04/03/00       30,000,000
 20,000,000  REGIONS BANK N.A.                    5.98        04/24/00       20,000,000
 15,000,000  SOUTHTRUST BANK                      5.95        04/27/00       15,000,000
 10,000,000  U.S. BANK N.A.                       6.59        01/16/01       10,000,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                   MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
CERTIFICATES OF DEPOSIT (continued)
$10,000,000  UNION BANK OF SWITZERLAND            6.22%       12/11/00     $  9,995,067

TOTAL CERTIFICATES OF DEPOSIT (COST
$139,243,336)                                                              139,243,336
                                                                           ------------
REPURCHASE AGREEMENTS - 8.41%
 30,000,000  GOLDMAN SACHS & COMPANY
             TRIPARTY REPURCHASE AGREEMENT        6.35        04/03/00       30,000,000
 30,000,000  LEHMAN BROTHERS TRIPARTY
             REPURCHASE AGREEMENT                 6.42        04/03/00       30,000,000

TOTAL REPURCHASE AGREEMENTS (COST
$60,000,000)                                                                 60,000,000
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $714,170,236)* (NOTE 1)              100.13% $714,170,236
OTHER ASSETS AND LIABILITIES, NET           (0.13)     (892,281)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $713,277,955
                                          -------  ------------
                                          -------  ------------

{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET TRUSTS                   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
MUNICIPAL SECURITIES - 98.55%
ALABAMA - 0.99%
$1,675,000  ALABAMA STATE PUBLIC SCHOOL &
            COLLEGE AUTHORITY REVENUE
            SERIES 101                             3.98%       11/01/13     $  1,675,000
 1,000,000  JEFFERSON COUNTY AL HOSPITAL
            SERVICE DISTRICT NO.2                  3.96        02/01/38        1,000,000

                                                                               2,675,000
                                                                            ------------
ALASKA - 1.20%
 3,245,000  ALASKA IDA                             4.25        06/01/10        3,245,000
                                                                            ------------
ARIZONA - 1.63%
   600,000  APACHE COUNTY AZ IDA TUCSON
            ELECTRIC POWER SERIES 83-A             3.90        12/15/18          600,000
 3,800,000  MARICOPA COUNTY AZ                     3.50        04/11/00        3,800,000

                                                                               4,400,000
                                                                            ------------
COLORADO - 2.88%
 2,755,000  COLORADO HOUSING FINANCE
            AGENCY MFHR CAMBRAY PARK               3.90        05/01/15        2,755,000
 2,000,000  EAGLE RANCH CO METROPOLITAN
            DISTRICT SERIES A                      3.95        10/15/18        2,000,000
 3,000,000  JEFFERSON COUNTY CO GO                 5.00        12/15/00        3,022,418

                                                                               7,777,418
                                                                            ------------
FLORIDA - 1.60%
 4,325,000  ORANGE COUNTY FL HFFA COP
            SERIES 171                             4.08        11/15/14        4,325,000
                                                                            ------------
GEORGIA - 3.07%
   500,000  CLAYTON COUNTY GA MFHR                 3.95        08/01/06          500,000
 1,000,000  COBB COUNTY GA SCHOOL DISTRICT         4.38        12/29/00        1,002,900
 5,000,000  COBB COUNTY GA SCHOOL DISTRICT         6.00        02/01/01        5,076,490
 1,700,000  RICHMOND COUNTY GA DEVELOPMENT
            AUTHORITY REVENUE SOLIDWASTE
            DISPOSAL                               3.95        07/01/32        1,700,000

                                                                               8,279,390
                                                                            ------------
HAWAII - 0.69%
 1,875,000  HAWAII STATE GO                        3.96        03/01/14        1,875,000
                                                                            ------------
ILLINOIS - 9.13%
 3,300,000  CHICAGO IL TENDER NOTES SERIES
            A                                      3.90        01/03/02        3,300,000
 1,400,000  ILLINOIS DEVELOPMENT FINANCING
            AUTHORITY REVENUE                      4.00        06/01/08        1,400,000
 5,000,000  ILLINOIS EDUCATIONAL
            FACILITIES ART INSTITUTE OF
            CHICAGO SERIES A                       3.95        03/01/34        5,000,000
 1,000,000  ILLINOIS HEALTH FACILITIES
            AUTHORITY REVENUE                      3.60        04/05/00        1,000,000
 2,700,000  ILLINOIS HEALTH FACILITIES
            AUTHORITY REVENUE CONDELL
            MEMORIAL HOSPITAL                      3.90        11/01/05        2,700,000
 3,500,000  ILLINOIS HEALTH FACILITY
            AUTHORITY REVENUE COP SERIES
            166                                    3.98        02/15/24        3,500,000
 2,600,000  ILLINOIS HFFA REVENUE ADVOCATE
            HEALTHCARE PROJECT SERIES B            4.00        08/15/22        2,600,000
 1,600,000  ILLINOIS HFFA SERIES B                 4.10        01/01/20        1,600,000
 1,935,000  ILLINOIS STATE GO                      4.75        10/01/00        1,942,604
 1,600,000  NORTH AURORA IL IDA OBERWEIS
            DAIRY INCORPORATED PROJECT             4.00        02/01/10        1,600,000

                                                                              24,642,604
                                                                            ------------
INDIANA - 5.09%
 2,750,000  INDIANA EDUCATIONAL LOAN
            REVENUE SERIES B                       3.95        12/01/14        2,750,000
 4,050,000  INDIANA HEALTH FACILITIES
            ASCENSION HEALTH                       3.85        11/15/39        4,050,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                   MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
INDIANA (continued)
$1,020,000  INDIANA STATE DEVELOPMENT
            FINANCING AUTHORITY REVENUE            4.00%       10/01/17     $  1,020,000
 3,900,000  INDIANA STATE EDUCATIONAL
            FACILITIES AUTHORITY REVENUE
            BETHEL COLLEGE                         3.95        09/01/17        3,900,000
 2,023,000  PORTAGE IN ECONOMIC
            DEVELOPMENT REVENUE PEDCOR
            INVESTMENTS SERIES A                   4.00        08/01/30        2,023,000

                                                                              13,743,000
                                                                            ------------
KENTUCKY - 0.56%
 1,500,000  KENTUCKY STATE DEVELOPMENT
            AUTHORITY POOLED LOAN PROGRAM
            SERIES A                               3.90        12/01/15        1,500,000
                                                                            ------------
LOUISIANA - 1.45%
 2,000,000  JEFFERSON PARISH LA COP SERIES
            C                                      3.96        12/01/15        2,000,000
 1,900,000  LOUISIANA STATE HEALTH &
            EDUCATIONAL AUTHORITY REVENUE
            COP SERIES B                           3.96        10/01/17        1,900,000

                                                                               3,900,000
                                                                            ------------
MAINE - 3.39%
 9,150,000  MAINE HEALTH & HIGHER
            EDUCATION FACILITIES AUTHORITY
            REVENUE PIPER SHORES SERIES B          4.00        01/01/29        9,150,000
                                                                            ------------
MARYLAND - 1.22%
 3,300,000  MARYLAND STATE HEALTH & HIGHER
            EDUCATION FACILITIES AUTHORITY
            REVENUE CATHOLIC HEALTHCARE
            SERIES B                               3.95        12/01/15        3,300,000
                                                                            ------------
MASSACHUSETTS - 0.44%
 1,200,000  CANTON MASSACHUSETTS HOUSING
            AUTHORITY REVENUE                      3.95        09/15/26        1,200,000
                                                                            ------------
MICHIGAN - 2.11%
 1,000,000  MICHIGAN STATE BUILDING
            AUTHORITY REVENUE                      4.00        10/01/00        1,000,467
 1,500,000  MICHIGAN STATE BUILDING
            AUTHORITY REVENUE                      5.00        10/15/00        1,508,934
 3,100,000  MICHIGAN STATE STRATEGIC FUND
            LIMITED                                9.40        05/15/20        3,180,505

                                                                               5,689,906
                                                                            ------------
MINNESOTA - 10.67%
 1,500,000  ARDEN HILLS MINNESOTA HOUSING
            & HEALTHCARE FACILITIES
            REVENUE SERIES B                       4.00        09/01/29        1,500,000
 5,000,000  COHASSET MN POWER & LIGHT CO
            SERIES A                               4.00        06/01/20        5,000,000
 1,520,000  DULUTH MN LAKE SUPERIOR TAX
            INCREMENT REVENUE                      3.90        09/01/10        1,520,000
 3,000,000  EDINA MN MFHR EDINA PARK PLACE         3.85        12/01/29        3,000,000
 3,185,000  MANKATO MN MFHR HIGHLAND HILLS
            PROJECT                                4.00        05/01/27        3,185,000
 6,500,000  MINNESOTA SCHOOL DISTRICTS             4.25        02/28/01        6,502,656
 3,500,000  ROCHESTER MN MAYO CLINIC
            SERIES B                               3.60        04/10/00        3,500,000
 3,600,000  ST PAUL MN HOUSING &
            REDEVELOPMENT AUTHORITY MFHR
            KENDRICK APARTMENTS PROJECT            4.05        01/01/27        3,600,000
 1,000,000  ST PAUL MN HOUSING &
            REDEVELOPMENT AUTHORITY
            REVENUE                                3.85        12/01/12        1,000,000

                                                                              28,807,656
                                                                            ------------
MISSISSIPPI - 1.20%
 3,250,000  MISSISSIPPI HOME CORPORATION
            SFMR                                   4.01        11/01/29        3,250,000
                                                                            ------------
MISSOURI - 2.48%
 2,000,000  MISSOURI HFFA                          3.50        04/29/00        2,000,385
 1,000,000  MISSOURI STATE DEVELOPMENT
            LEASE REVENUE                          4.00        12/01/22        1,000,000
 1,625,000  MISSOURI STATE HEALTH &
            EDUCATIONAL FACILITIES
            AUTHORITY REVENUE SERIES A             3.90        11/01/19        1,625,000

MONEY MARKET TRUSTS                   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
MISSOURI (continued)
$2,060,000  MISSOURI STATE HEALTH &
            EDUCATIONAL FACILITIES REVENUE
            ST. FRANCIS MEDICAL CENTER LOC
            -CREDIT LOCAL DE FRANCE SERIES
            A                                      4.00%       06/01/26     $  2,060,000

                                                                               6,685,385
                                                                            ------------
MONTANA - 0.56%
 1,510,000  MONTANA STATE BOARD INVESTMENT         4.35        03/01/01        1,510,000
                                                                            ------------
NEBRASKA - 1.85%
 5,000,000  OMAHA PUBLIC POWER DISTIRCT
            REVENUE SERIES 122                     3.98        02/01/14        5,000,000
                                                                            ------------
NEVADA - 3.44%
 2,150,000  CLARK COUNTY NV REGIONAL
            TRANSPORTATION                         4.25        07/01/00        2,151,795
 7,125,000  NEVADA HOUSING DIVISION                4.05        10/01/30        7,125,000

                                                                               9,276,795
                                                                            ------------
NEW HAMPSHIRE - 2.13%
 5,745,000  NEW HAMPSHIRE HIGHER EDUCATION
            & HEALTH FACILITIES AUTHORITY
            REVENUE SERIES SG-19                   3.99        06/01/23        5,745,000
                                                                            ------------
NEW MEXICO - 1.08%
 2,900,000  NEW MEXICO STATE GO                    4.00        06/30/00        2,905,195
                                                                            ------------
NEW YORK - 4.15%
 6,670,000  IBM TAX-EXEMPT GRANTOR                 4.11        03/14/06        6,670,000
 3,485,000  NEW YORK NY GO                         3.96        08/01/16        3,485,000
 1,000,000  NEW YORK STATE URBAN
            DEVELOPMENT CORPORATION
            CORRECTIONAL FACILITIES SERIES
            2                                      7.63        01/01/06        1,043,326

                                                                              11,198,326
                                                                            ------------
NORTH CAROLINA - 0.59%
 1,600,000  NORTH CAROLINA COMMUNITY
            MEDICAL CARE REVENUE BAPTIST
            HOSPITALS PROJECT SERIES A             3.95        06/01/12        1,600,000
                                                                            ------------
NORTH DAKOTA - 1.26%
 3,400,000  FARGO ND COMMERCIAL
            DEVELOPMENT CASS OIL COMPANY
            PROJECT                                4.30        12/01/14        3,400,000
                                                                            ------------
OHIO - 0.74%
 2,000,000  CLERMONT COUNTY OH HOSPITAL
            FACILITIES REVENUE MERCY
            HEALTH SYSTEM SERIES B                 4.05        09/01/21        2,000,000
                                                                            ------------
OKLAHOMA - 2.37%
 1,200,000  MUSKOGEE OK INDUSTRIAL
            POLLUTION OKLAHOMA GAS &
            ELECTRIC COMPANY SERIES A              3.95        01/01/25        1,200,000
 2,500,000  OKLAHOMA STATE REVENUE WATER
            RESERVE BOARD                          4.05        09/01/26        2,500,000
 2,700,000  TULSA OK IDA REVENUE YMCA OF
            GREATER TULSA PROJECT                  4.00        05/01/19        2,700,000

                                                                               6,400,000
                                                                            ------------
OREGON - 1.60%
 1,000,000  MULTNOMAH COUNTY OR HIGHER
            EDUCATION REVENUE CONCORDIA
            UNIVERSITY                             4.05        12/01/29        1,000,000
 1,000,000  OREGON GO                              3.20        04/13/00        1,000,000
 1,360,000  OREGON STATE HEALTH, HOUSING,
            EDUCATIONAL & CULTURAL
            FACILITIES AUTHORITY REVENUE           3.90        01/01/31        1,360,000
   975,000  OREGON STATE HEALTH, HOUSING,
            EDUCATIONAL & CULTURAL
            FACILITIES AUTHORITY REVENUE           3.95        07/01/25          975,000

                                                                               4,335,000
                                                                            ------------
OTHER - 4.82%
 3,800,000  ABN AMRO LEASETOPS                     4.28        08/07/02        3,800,000
 7,800,000  KOCH FIXED RATE                        4.12        10/06/03        7,800,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000                   MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
OTHER (continued)
$1,400,000  PITNEY BOWES CREDIT
            CORPORATION LEASETOPS COP
            SERIES 1999-2                          4.33%       03/16/05     $  1,400,000

                                                                              13,000,000
                                                                            ------------
PENNSYLVANIA - 5.18%
 8,000,000  ALLEGHENY COUNTY PA GO                 8.50        02/15/01        8,289,603
 3,700,000  QUAKERTOWN PA HOSPITAL
            AUTHORITY REVENUE                      4.00        07/01/05        3,700,000
 2,000,000  SOUTH FORK MUNICIPAL AUTHORITY
            HOSPITAL REVENUE                       4.00        07/01/28        2,000,000

                                                                              13,989,603
                                                                            ------------
SOUTH CAROLINA - 0.44%
 1,200,000  SOUTH CAROLINA STATE PUBLIC
            SERVICE AUTHORITY REVENUE              3.96        01/01/23        1,200,000
                                                                            ------------
TENNESSEE - 0.37%
 1,000,000  CLARKSVILLE TN PUBLIC BUILDING
            AUTHORITY REVENUE                      4.00        07/01/11        1,000,000
                                                                            ------------
TEXAS - 7.69%
 1,800,000  HARRIS COUNTY TX TOLL ROAD
            SERIES D                               3.90        08/01/15        1,800,000
 1,500,000  PANHANDLE-PLAINS TX HIGHER
            EDUCATION AUTHORITY STUDENT
            LOAN REVENUE SERIES B                  3.90        06/01/21        1,500,000
 1,000,000  PANHANDLE-PLAINS TX HIGHER
            EDUCATION STUDENT LOAN REVENUE
            SERIES B                               3.90        06/01/23        1,000,000
 1,000,000  SOUTH TEXAS HIGHER EDUCATION
            AUTHORITY REVENUE                      3.90        12/01/03        1,000,000
 1,100,000  SOUTH TEXAS HIGHER EDUCATION
            AUTHORITY REVENUE                      3.90        12/01/29        1,100,000
 5,950,000  TEXAS STATE DEPARTMENT OF
            HOUSING & COMMUNITY AFFAIRS
            MFHR                                   4.14        12/01/39        5,950,000
 2,500,000  TEXAS STATE GO                         3.96        08/01/24        2,500,000
 5,900,000  TEXAS STATE GO                         4.50        08/31/00        5,916,835

                                                                              20,766,835
                                                                            ------------
UTAH - 0.41%
 1,100,000  SALT LAKE CITY UT GO                   3.90        01/01/20        1,100,000
                                                                            ------------
VERMONT - 0.74%
 2,000,000  VERMONT HFA                            3.70        09/07/00        2,000,000
                                                                            ------------
WASHINGTON - 7.54%
 2,350,000  KING COUNTY WA ECONOMIC
            ENTERPRISE CORPORATION REVENUE
            PUGET SOUND BLOOD CENTER
            PROJECT                                3.90        04/01/23        2,350,000
 2,500,000  LAKE TAPPS PARKWAY WA SERIES A         3.85        12/01/19        2,500,000
 1,500,000  SEATTLE POWER & LIGHT                  3.95        05/04/00        1,500,000
 2,370,000  SEATTLE WA GO                          3.60        12/01/18        2,370,000
 2,145,000  WASHINGTON STATE MFHR SUMMER
            GLEN APARTMENT PROJECT                 4.15        11/01/25        2,145,000
 5,000,000  WASHINGTON STATE SFMR SERIES
            1A-S                                   4.20        02/01/01        5,000,000
 4,500,000  YAKIMA COUNTY WA PUBLIC
            CORPORATION REVENUE VALLEY
            PROCESSING PROJECT                     4.15        02/01/15        4,500,000

                                                                              20,365,000
                                                                            ------------

MONEY MARKET TRUSTS                   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE+      VALUE
WYOMING - 1.78%
$4,800,000  CARBON COUNTY WYOMING PCR              3.85%       11/01/14     $  4,800,000
                                                                            ------------

TOTAL MUNICIPAL SECURITIES (COST
$266,037,113)                                                                266,037,113
                                                                            ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $266,037,113)* (NOTES 1 AND 3)        98.55%  $266,037,113
OTHER ASSETS AND LIABILITIES, NET            1.45      3,906,236
                                          -------   ------------
TOTAL NET ASSETS                           100.00%  $269,943,349
                                          -------   ------------

  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- MARCH 31, 2000       MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

                                                    CALIFORNIA TAX-FREE  MONEY MARKET   NATIONAL TAX-FREE
                                                     MONEY MARKET TRUST         TRUST  MONEY MARKET TRUST
---------------------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS
  IN SECURITIES, AT AMORTIZED COST................     $536,557,301      $714,170,236     $266,037,113
CASH..............................................          580,950                0         3,191,835
RECEIVABLE FOR INTEREST AND OTHER RECEIVABLES.....        5,464,713        2,863,024         1,860,302
                                                       ------------      ------------     ------------
TOTAL ASSETS......................................      542,602,964      717,033,260       271,089,250
                                                       ------------      ------------     ------------

LIABILITIES
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES....           72,249           93,479            28,573
  PAYABLE TO OTHER RELATED PARTIES................           35,403           27,416            17,072
  ACCRUED EXPENSES AND OTHER LIABILITIES..........          250,248          327,849           154,727
  DIVIDENDS PAYABLE...............................        1,541,379        3,306,561           945,529
                                                       ------------      ------------     ------------
TOTAL LIABILITIES.................................        1,899,279        3,755,305         1,145,901
                                                       ------------      ------------     ------------
TOTAL NET ASSETS..................................     $540,703,685      $713,277,955     $269,943,349
                                                       ------------      ------------     ------------
                                                       ------------      ------------     ------------

NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL.................................     $540,777,640      $713,292,655     $269,943,165
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON
    INVESTMENTS...................................          (73,955)         (14,700)              184
                                                       ------------      ------------     ------------
TOTAL NET ASSETS..................................     $540,703,685      $713,277,955     $269,943,349
                                                       ------------      ------------     ------------
                                                       ------------      ------------     ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
---------------------------------------------------------------------------------------------------------
NET ASSETS........................................     $540,703,685      $713,277,955     $269,943,349
SHARES OUTSTANDING................................      540,777,640      713,369,415       269,943,165
NET ASSET VALUE AND OFFERING PRICE PER SHARE......     $       1.00      $      1.00      $       1.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET TRUSTS     STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED MARCH 31,
2000
--------------------------------------------------------------------------------

                                     CALIFORNIA TAX-FREE  MONEY MARKET   NATIONAL TAX-FREE
                                      MONEY MARKET TRUST         TRUST  MONEY MARKET TRUST
------------------------------------------------------------------------------------------

INVESTMENT INCOME
  INTEREST.........................  $       17,131,783   $ 26,961,040  $        8,560,754
                                     ------------------   ------------  ------------------
TOTAL INVESTMENT INCOME............          17,131,783     26,961,040           8,560,754
                                     ------------------   ------------  ------------------

EXPENSES
  ADVISORY FEES....................           1,656,725        681,177             333,989
  ADMINISTRATION FEES..............             834,333        731,987             370,984
  CUSTODY..........................              99,855         88,589              44,883
  SHAREHOLDER SERVICING FEES.......             665,767        544,941             268,836
  PORTFOLIO ACCOUNTING FEES........             134,575        128,352             100,015
  TRANSFER AGENT...................              64,312         38,300              22,608
  LEGAL AND AUDIT FEES.............              47,303         47,179              27,038
  REGISTRATION FEES................             130,781         17,597              86,640
  DIRECTORS' FEES..................               4,239          2,710               2,606
  SHAREHOLDER REPORTS..............              34,372          7,489               8,062
  OTHER............................              23,757         13,713              16,048
                                     ------------------   ------------  ------------------
TOTAL EXPENSES.....................           3,696,019      2,302,034           1,281,709
                                     ------------------   ------------  ------------------
LESS
  WAIVED FEES AND REIMBURSED
    EXPENSES.......................          (2,588,896)    (1,326,477)           (788,415)
  NET EXPENSES.....................           1,107,123        975,557             493,294
                                     ------------------   ------------  ------------------
NET INVESTMENT INCOME (LOSS).......          16,024,660     25,985,483           8,067,460
                                     ------------------   ------------  ------------------
  NET REALIZED GAIN (LOSS) FROM
    INVESTMENTS....................             (69,906)       (14,700)                360
                                     ------------------   ------------  ------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................  $       15,954,754   $ 25,970,783  $        8,067,820
                                     ------------------   ------------  ------------------
                                     ------------------   ------------  ------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                          MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

                              CALIFORNIA TAX-FREE MONEY                                            NATIONAL TAX-FREE MONEY
                                     MARKET TRUST                   MONEY MARKET TRUST                   MARKET TRUST
                           --------------------------------  --------------------------------  --------------------------------
                                   FOR THE          FOR THE          FOR THE          FOR THE          FOR THE          FOR THE
                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                            MARCH 31, 2000   MARCH 31, 1999   MARCH 31, 2000   MARCH 31, 1999   MARCH 31, 2000   MARCH 31, 1999
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS...  $   549,288,919  $   636,440,572  $   471,922,763  $   630,770,073   $ 233,545,538    $ 229,446,604
OPERATIONS
  NET INVESTMENT
    INCOME...............       16,024,660       16,202,137       25,985,483       27,272,039       8,067,460        7,036,095
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS..........          (69,906)          (1,896)         (14,700)          11,709             360            4,735
                           ---------------  ---------------  ---------------  ---------------   -------------    -------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............       15,954,754       16,200,241       25,970,783       27,283,748       8,067,820        7,040,830
                           ---------------  ---------------  ---------------  ---------------   -------------    -------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT
    INCOME...............      (16,024,660)     (16,202,137)     (25,985,483)     (27,272,039)     (8,067,460)      (7,036,095)
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........                0                0                0          (52,582)           (176)         (12,103)
CAPITAL SHARE
  TRANSACTIONS(1)
  PROCEEDS FROM SHARES
    SOLD.................    1,382,382,308    1,227,641,270    1,811,206,569    1,712,425,682     575,094,701      649,353,822
  REINVESTMENT OF
    DIVIDENDS............          759,935          502,038           65,774                5             348              206
  COST OF SHARES
    REDEEMED.............   (1,391,657,571)  (1,315,293,065)  (1,569,902,451)  (1,871,232,124)   (538,697,422)    (645,247,726)
                           ---------------  ---------------  ---------------  ---------------   -------------    -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS...........       (8,515,328)     (87,149,757)     241,369,892     (158,806,437)     36,397,627        4,106,302
                           ---------------  ---------------  ---------------  ---------------   -------------    -------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........       (8,585,234)     (87,151,653)     241,355,192     (158,847,310)     36,397,811        4,098,934
                           ---------------  ---------------  ---------------  ---------------   -------------    -------------
                           ---------------  ---------------  ---------------  ---------------   -------------    -------------

NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS........  $   540,703,685  $   549,288,919  $   713,277,955  $   471,922,763   $ 269,943,349    $ 233,545,538
                           ---------------  ---------------  ---------------  ---------------   -------------    -------------
                           ---------------  ---------------  ---------------  ---------------   -------------    -------------

(1)  SHARES ISSUED AND REDEEMED AT CONSTANT $1.00 NAV
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET TRUSTS                                         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                           BEGINNING                   DIVIDENDS      ENDING
                           NET ASSET         NET        FROM NET   NET ASSET
                           VALUE PER  INVESTMENT      INVESTMENT   VALUE PER
                               SHARE      INCOME          INCOME       SHARE
----------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
APRIL 1, 1999 TO
  MARCH 31, 2000.........  $    1.00  $     0.03  $        (0.03) $     1.00
APRIL 1, 1998 TO
  MARCH 31, 1999.........       1.00        0.03           (0.03)       1.00
MAY 5, 1997(2) TO
  MARCH 31, 1998.........       1.00        0.03           (0.03)       1.00

MONEY MARKET TRUST (3)
----------------------------------------------------------------------------
APRIL 1, 1999 TO
  MARCH 31, 2000.........       1.00        0.05           (0.05)       1.00
APRIL 1, 1998 TO
  MARCH 31, 1999.........       1.00        0.05           (0.05)       1.00
APRIL 1, 1997 TO
  MARCH 31, 1998.........       1.00        0.05           (0.05)       1.00
OCTOBER 1, 1996 TO
  MARCH 31, 1997(4)......       1.00        0.03           (0.03)       1.00
OCTOBER 1, 1995 TO
  SEPTEMBER 30, 1996.....       1.00        0.05           (0.05)       1.00
JUNE 1, 1995 TO
  SEPTEMBER 30,
  1995(5)................       1.00        0.02           (0.02)       1.00
JUNE 1, 1994 TO MAY 31,
  1995...................       1.00        0.05           (0.05)       1.00

NATIONAL TAX-FREE MONEY MARKET TRUST
----------------------------------------------------------------------------
APRIL 1, 1999 TO
  MARCH 31, 2000.........       1.00        0.03           (0.03)       1.00
APRIL 1, 1998 TO
  MARCH 31, 1999.........       1.00        0.03           (0.03)       1.00
NOVEMBER 10, 1997(2) TO
  MARCH 31, 1998.........       1.00        0.01           (0.01)       1.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                         MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

                            RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                           ------------------------------------------                 NET ASSETS AT
                           NET INVESTMENT         NET           GROSS     TOTAL       END OF PERIOD
                            INCOME (LOSS)    EXPENSES     EXPENSES(1)    RETURN     (000'S OMITTED)
---------------------------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
APRIL 1, 1999 TO
  MARCH 31, 2000.........           2.89%        0.20%          0.67%     2.93%         $540,704
APRIL 1, 1998 TO
  MARCH 31, 1999.........           2.91%        0.20%          0.91%     2.93%          549,289
MAY 5, 1997(2) TO
  MARCH 31, 1998.........           3.18%        0.20%          0.85%     2.94%          636,441

MONEY MARKET TRUST (3)
---------------------------------------------------------------------------------------------------
APRIL 1, 1999 TO
  MARCH 31, 2000.........           5.35%        0.20%          0.48%     5.43%          713,278
APRIL 1, 1998 TO
  MARCH 31, 1999.........           5.20%        0.20%          0.61%     5.35%          471,923
APRIL 1, 1997 TO
  MARCH 31, 1998.........           5.46%        0.20%          0.61%     5.62%          630,770
OCTOBER 1, 1996 TO
  MARCH 31, 1997(4)......           5.28%        0.20%          0.61%     2.66%          807,003
OCTOBER 1, 1995 TO
  SEPTEMBER 30, 1996.....           5.33%        0.18%          0.55%     5.43%        1,143,767
JUNE 1, 1995 TO
  SEPTEMBER 30,
  1995(5)................           5.70%        0.19%          1.11%     1.91%          286,863
JUNE 1, 1994 TO MAY 31,
  1995...................           5.06%        0.17%          1.07%     5.05%          290,483

NATIONAL TAX-FREE MONEY MARKET TRUST
---------------------------------------------------------------------------------------------------
APRIL 1, 1999 TO
  MARCH 31, 2000.........           3.27%        0.20%          0.52%     3.30%          269,943
APRIL 1, 1998 TO
  MARCH 31, 1999.........           3.09%        0.20%          0.68%     3.16%          233,546
NOVEMBER 10, 1997(2) TO
  MARCH 31, 1998.........           3.32%        0.20%          0.63%     1.30%          229,447

MONEY MARKET TRUSTS                                NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2)   Commencement of operations.

(3) The Fund operated as the Money Market Fund of Westcore Trust and was advised by First Interstate Bank of Oregon, N.A. from its commencement of operations until it was reorganized as a series of Pacifica Funds Trust on October 1, 1995, when First Interstate Capital Management, Inc. ("FICM") assumed investment advisory responsibilities. In connection with the merger of First Interstate Bancorp into Wells Fargo & Co. on April 1, 1996, FICM was renamed as Wells Fargo Investment Management, Inc., subsequently renamed Wells Capital Management, Inc. The Fund operated as a series of Pacifica Funds Trust until it was reorganized as a series of Stagecoach Funds, Inc. on September 6, 1996. In conjunction with the September 6, 1996 reorganization, WFB assumed investment advisory responsibilities.

(4)   The Fund changed its fiscal year-end from September 30 to March 31.

(5)   The Fund changed its fiscal year-end from May 31 to September 30.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 61 separate series. These financial statements represent the Money Market Trust and National Tax-Free Money Market Trust, diversified series of the Trust, and the California Tax-Free Money Market Trust, a non-diversified series of the Trust (each, a "Fund", collectively, the "Funds").
   Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective on the close of business November 5, 1999 the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust through an exchange of shares as follows:

    STAGECOACH FUND                           WELLS FARGO FUND

    CALIFORNIA TAX-FREE MONEY MARKET TRUST*   CALIFORNIA TAX-FREE MONEY MARKET TRUST

    MONEY MARKET TRUST*                       MONEY MARKET TRUST

    NATIONAL TAX-FREE MONEY MARKET TRUST*     NATIONAL TAX-FREE MONEY MARKET TRUST

   *ACCOUNTING SURVIVOR

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
   The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
   The Money Market Trust may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Fund's custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Fund are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

MONEY MARKET TRUSTS                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
   Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2000.
   The following Funds had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

                                                        Capital Loss
Fund                                      Year Expires  Carryforwards
CALIFORNIA TAX-FREE MONEY MARKET TRUST    3/31/05          $ 6,489

                                          3/31/06            8,418

                                          3/31/07           51,335

                                          3/31/08            7,713

MONEY MARKET TRUST                        3/31/08           14,700

3. ADVISORY FEES
   Currently the Trust is not charging for advisory fees. Prior to November 8, 1999 the Trust had entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB had agreed to provide the Funds with daily portfolio management. Under the prior contract with the California Tax-Free Money Market Trust, WFB was entitled to be paid a monthly advisory fee at the annual rate of 0.50% of the Fund's average daily net assets. The Money Market Trust and National Tax-Free Money Market Trust were charged at the same annual rate of 0.25% of each Fund's average daily net assets listed above.
   Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, acts as investment sub-adviser to the Funds. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.05% of each Fund's average daily net assets up to $1 billion and 0.04% of each Fund's average daily net assets in excess of $1 billion.

4. DISTRIBUTION FEES
   Currently the Trust is not charging for distribution fees. Prior to November 8, 1999 the Trust had entered into a "defensive" Distribution Plan (the "Plan") on behalf of the Funds. The Plan contemplated that, to the extent any portion of the fees payable by a Fund pursuant to its servicing plan was deemed to be "primarily intended to result in the sale of shares" of a Fund, such fees were approved and payable pursuant to the Plan and in accordance with Rule 12b-1 under the 1940 Act. The maximum authorized fee under the Plan was 0.20% of each Fund's average daily net assets. The Plan would not result in any separate payment of fees by the Funds.

5. ADMINISTRATION FEES
   The Trust has entered into an administration agreement on behalf of the Funds with WFB whereby WFB is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

NOTES TO FINANCIAL STATEMENTS                                MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

6. TRANSFER AGENT FEES
   The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions of each Fund. WFB will continue to provide sub-transfer agency services to the Funds.
   Prior to July 17, 1999 the Trust had entered into a contract on behalf of the Funds with WFB, whereby WFB provided transfer agency services for the Funds, which were charged at an annual rate of 0.02% of the average daily net assets of each Fund.

7. SHAREHOLDER SERVICING FEES
   Currently the Trust is not charging Shareholder Servicing fees. Prior to November 8, 1999 the Trust had entered into contracts on behalf of the Funds with WFB, whereby WFB had agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB was entitled to receive shareholder servicing fees at an annual rate of 0.20% of the average daily net assets of the Funds.

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. WFB provided sub-portfolio accounting services to the Funds. For these services, WFB was entitled to a fixed monthly fee from each Fund plus an annual fee of 0.0025% of each Fund's average daily net assets. Prior to November 8, 1999, the Trust had entered into contracts on behalf of the Funds with WFB, whereby WFB was responsible for providing portfolio accounting services for the Funds. Pursuant to the contract, WFB was entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million.
   The Trust has entered into contracts on behalf of each Fund with Norwest Bank Minnesota, N.A. ("Norwest"), an affiliated party, whereby Norwest is responsible for providing custody services for the Funds. Pursuant to the contracts, Norwest is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund. Prior to November 8, 1999 the Funds had the above service performed for a fee at an annual rate of 0.0167% of the average daily net assets of each Fund. Prior to June 4, 1999 WFB performed the above services for the same fees.
   Certain officers of the Trust are also officers of Stephens. As of March 31, 2000, Stephens owned 113,245.68 shares of the California Tax-Free Money Market Trust, 1,650,773.80 shares of the Money Market Trust, and 52.40 shares of the National Tax-Free Money Market Trust.

9. WAIVED FEES AND REIMBURSED EXPENSES
   All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended March 31, 2000, were waived by WFB. Fee waivers are contractual and apply for one year from the closing date of the reorganization. After this time, the Advisor, with Board approval, may reduce or eliminate such waivers.

    Fund                                      Fees Waived by WFB  Total Fees Waived
    CALIFORNIA TAX-FREE MONEY MARKET TRUST        $2,588,896         $2,588,896

    MONEY MARKET TRUST                             1,326,477          1,326,477

    NATIONAL TAX-FREE MONEY MARKET TRUST             788,415            788,415

MONEY MARKET FUND                                   INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
WELLS FARGO FUNDS TRUST:

    We have audited the accompanying statements of assets and liabilities of California Tax-Free Money Market Trust, Money Market Trust and National Tax-Free Money Market Trust (three of the funds comprising Wells Fargo Funds Trust), including the Portfolios of Investments as of March 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of March 31, 2000, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

                                                   [LOGO]
  San Francisco, California
  May 12, 2000

TAX INFORMATION (UNAUDITED)                                    MONEY MARKET FUND
--------------------------------------------------------------------------------

    For federal income tax purposes, the National Tax-Free Money Market Trust designates 100% of the distributions paid from net investment income as exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code for the period January 1, 2000 to March 31, 2000 (its first tax year after the reorganization).
   For federal and California income tax purposes, the California Tax-Free Money Market Trust designates 100% of the distributions paid from net investment income as exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and under Section 17145 of the California Revenue and Taxation Code for the period January 1, 2000 to March 31, 2000 (its first tax year after the reorganization).

MONEY MARKET TRUSTS                                        LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG                            --    ASSOCIATION OF BAY AREA GOVERNMENTS
ADR                             --    AMERICAN DEPOSITORY RECEIPTS
AMBAC                           --    AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT                             --    ALTERNATIVE MINIMUM TAX
ARM                             --    ADJUSTABLE RATE MORTGAGES
BART                            --    BAY AREA RAPID TRANSIT
CDA                             --    COMMUNITY DEVELOPMENT AUTHORITY
CDSC                            --    CONTINGENT DEFERRED SALES CHARGE
CGIC                            --    CAPITAL GUARANTY INSURANCE COMPANY
CGY                             --    CAPITAL GUARANTY CORPORATION
CMT                             --    CONSTANT MATURITY TREASURY
COFI                            --    COST OF FUNDS INDEX
CONNIE LEE                      --    CONNIE LEE INSURANCE COMPANY
COP                             --    CERTIFICATE OF PARTICIPATION
CP                              --    COMMERCIAL PAPER
CTF                             --    COMMON TRUST FUND
DW&P                            --    DEPARTMENT OF WATER & POWER
DWR                             --    DEPARTMENT OF WATER RESOURCES
EDFA                            --    EDUCATION FINANCE AUTHORITY
FGIC                            --    FINANCIAL GUARANTY INSURANCE CORPORATION
FHA                             --    FEDERAL HOUSING AUTHORITY
FHLB                            --    FEDERAL HOME LOAN BANK
FHLMC                           --    FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA                            --    FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN                             --    FLOATING RATE NOTES
FSA                             --    FINANCIAL SECURITY ASSURANCE, INC
GNMA                            --    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO                              --    GENERAL OBLIGATION
HFA                             --    HOUSING FINANCE AUTHORITY
HFFA                            --    HEALTH FACILITIES FINANCING AUTHORITY
IDA                             --    INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR                           --    LONDON INTERBANK OFFERED RATE
LLC                             --    LIMITED LIABILITY CORPORATION
LOC                             --    LETTER OF CREDIT
LP                              --    LIMITED PARTNERSHIP
MBIA                            --    MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR                            --    MULTI-FAMILY HOUSING REVENUE
MUD                             --    MUNICIPAL UTILITY DISTRICT
MTN                             --    MEDIUM TERM NOTE
PCFA                            --    POLLUTION CONTROL FINANCE AUTHORITY
PCR                             --    POLLUTION CONTROL REVENUE
PFA                             --    PUBLIC FINANCE AUTHORITY
PLC                             --    PRIVATE PLACEMENT
PSFG                            --    PUBLIC SCHOOL FUND GUARANTY
RAW                             --    REVENUE ANTICIPATION WARRANTS
RDA                             --    REDEVELOPMENT AUTHORITY
RDFA                            --    REDEVELOPMENT FINANCE AUTHORITY
R&D                             --    RESEARCH & DEVELOPMENT
SFMR                            --    SINGLE FAMILY MORTGAGE REVENUE
STEERS                          --    STRUCTURED ENHANCED RETURN TRUST
TBA                             --    TO BE ANNOUNCED
TRAN                            --    TAX REVENUE ANTICIPATION NOTES
USD                             --    UNIFIED SCHOOL DISTRICT
V/R                             --    VARIABLE RATE
WEBS                            --    WORLD EQUITY BENCHMARK SHARES

Wells Fargo Bank, N.A., and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A., and its affiliates are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.



DATED MATERIAL
PLEASE EXPEDITE


WELLS
FARGO
FUNDS

P.O. BOX 8266
BOSTON, MA 02266-8266







                                                                 AR010 (5/00)